Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	2.52513%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,481,449.50

Principal:
Principal Collections	$19,965,517.33
Prepayments in Full	$10,077,624.43
Liquidation Proceeds	$257,657.00
Recoveries	$121,428.93
Sub Total	$30,422,227.69
Collections	$31,903,677.19

Purchase Amounts:
Purchase Amounts Related to Principal	$118,984.29
Purchase Amounts Related to Interest	$553.56
Sub Total	$119,537.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,023,215.04

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,023,215.04
Servicing Fee	$611,798.09	$611,798.09	$0.00	$0.00	$31,411,416.95
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,411,416.95
Interest - Class A-2a Notes	$67,818.96	$67,818.96	$0.00	$0.00	$31,343,597.99
Interest - Class A-2b Notes	$111,102.88	$111,102.88	$0.00	$0.00	$31,232,495.11
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$30,706,200.94
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$30,546,051.02
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,546,051.02
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$30,476,122.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,476,122.27
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$30,425,600.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,425,600.10
Regular Principal Payment	$27,797,604.68	$27,797,604.68	$0.00	$0.00	$2,627,995.42
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,627,995.42
Residual Released to Depositor	$0.00	$2,627,995.42	$0.00	$0.00	$0.00
Total		$32,023,215.04

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,797,604.68
Total					$27,797,604.68
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$13,898,802.34	$59.63	$67,818.96	$0.29	$13,966,621.30	$59.92
Class A-2b Notes	$13,898,802.34	$59.63	$111,102.88	$0.48	$14,009,905.22	$60.11
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$27,797,604.68	$21.36	$985,816.85	$0.76	$28,783,421.53	$22.12

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$54,619,294.74	0.2343170	$40,720,492.40	0.1746911
Class A-2b Notes	$54,619,294.74	0.2343170	$40,720,492.40	0.1746911
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$650,758,589.48	0.5001526	$622,960,984.80	0.4787883

Pool Information
Weighted Average APR	2.491%	2.487%
Weighted Average Remaining Term	40.73	39.88
Number of Receivables Outstanding	39,313	38,505
Pool Balance	$734,157,711.09	$703,399,766.01
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$680,741,582.74	$652,482,608.88
Pool Factor	0.5205432	0.4987347

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$50,917,157.13
Targeted Overcollateralization Amount	$80,438,781.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$80,438,781.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		87	$338,162.03
(Recoveries)		64	$121,428.93
Net Loss for Current Collection Period			$216,733.10
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3543%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7056%
Second Prior Collection Period			0.9009%
Prior Collection Period			0.7345%
Current Collection Period			0.3618%
Four Month Average (Current and Prior Three Collection Periods)			0.6757%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1714	$7,129,857.15
(Cumulative Recoveries)			$969,624.21
Cumulative Net Loss for All Collection Periods			$6,160,232.94
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4368%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,159.78
Average Net Loss for Receivables that have experienced a Realized Loss			$3,594.07

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.31%	435	$9,222,020.10
61-90 Days Delinquent	0.16%	47	$1,118,131.78
91-120 Days Delinquent	0.03%	8	$240,159.42
Over 120 Days Delinquent	0.04%	13	$307,542.00
Total Delinquent Receivables	1.55%	503	$10,887,853.30

Repossession Inventory:
Repossessed in the Current Collection Period		29	$588,261.95
Total Repossessed Inventory		47	$1,090,636.41

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1497%
Prior Collection Period			0.1755%
Current Collection Period			0.1766%
Three Month Average			0.1673%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2368%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	19

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer